Document And Entity Information	Aug. 20, 2021
Document Information Line Items
Entity Registrant Name	NovAccess Global Inc.
Trading Symbol	N/A
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001039466
Document Period End Date	Aug. 20, 2021
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	CO
Entity File Number	000-29621
Entity Tax Identification Number	84-1384159
Entity Address, Address Line One	8834 Mayfield Road, Suite C
Entity Address, City or Town	Chesterland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44026
City Area Code	(440)
Local Phone Number	644-1027
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	true
Title of 12(b) Security	None
Security Exchange Name	NONE